Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 7,029	$ 5,525
Commission receivable from insurance brokerage [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	572	200
Receivable from hotel operations, hospitality and VIP services [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	1,484	111
Receivable from media and entertainment services [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 4,973	$ 5,214